NUVEEN ENHANCED HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED APRIL 11, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2022

1.

John V. Miller will retire from Nuveen on June 1, 2023. He will continue to serve as a portfolio manager of the Fund until that time. Daniel J. Close and Stephen J. Candido have each been named a portfolio manager of the Fund. Steven M. Hlavin will continue to serve as portfolio manager of the Fund.

2.	The following biographical information regarding Messrs. Close and Candido is added to the section of the Statement of Additional Information entitled “Sub-Adviser”:

Daniel J. Close, CFA, is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). He began his career in the financial services industry in 1998 and joined NAM in 2000. He served as a member of the product management and development team and then as a research analyst before assuming portfolio management responsibilities in 2007.

Stephen J. Candido, CFA, is Managing Director and Portfolio Manager at NAM. He began his career in the financial services industry when he joined NAM in 1996. He served as a research analyst specializing in high yield sectors before assuming portfolio management responsibilities in 2016.

3.	The following is added to the section of the Statement of Additional Information entitled “Sub-Adviser”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
Daniel Close*	Registered Investment Companies	12	$5,561	0	$0
	Other Pooled Investment Vehicles	21	$3,976	0	$0
	Other Accounts	38	$11,581	0	$0

Stephen Candido*	Registered Investment Companies	6	$11,573	0	$0
	Other Pooled Investment Vehicles	9	$587	0	$0
	Other Accounts	1	$41	0	$0

* Began serving as a portfolio manager on April 10, 2023. Information provided is as of December 31, 2022.

4.	The following is added to the table in the section of the Statement of Additional Information entitled “Sub-Adviser – Portfolio Manager Securities Ownership”:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Daniel Close*	none

Stephen Candido*	none

* Began serving as a portfolio manager on April 10, 2023. Information provided is as of December 31, 2022.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-HYIFSAI-0423P